Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) (USD $)	12 Months Ended
Jan. 31, 2014
Reverse Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 1	$ 386,790
Reverse Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 2	(108,789)
Reverse Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 3	(44,843)
Reverse Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 4	$ 233,158